Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total
	(in thousands)
Division Revenues:
3 Months ended 09/30/2020	$9,129	$8,823	$9,713	$9,801	$6,318	$6,297	$5,130	$7,828	$63,039
3 Months ended 09/30/2019	$8,109	$8,069	$8,887	$9,007	$4,207	$4,164	$3,838	$8,273	$54,554
9 Months ended 09/30/2020	$28,769	$26,793	$29,418	$28,778	$19,154	$18,588	$16,045	$24,035	$191,580
9 Months ended 09/30/2019	$27,749	$26,039	$28,592	$27,984	$17,044	$16,455	$14,752	$24,480	$183,095

Division Profit:
3 Months ended 09/30/2020	$3,590	$3,982	$4,672	$4,454	$2,404	$2,159	$1,312	$2,911	$25,484
3 Months ended 09/30/2019	$3,888	$3,566	$4,108	$3,270	$820	$871	$934	$3,714	$21,171
9 Months ended 09/30/2020	$9,751	$11,242	$12,701	$10,297	$6,141	$4,905	$3,822	$8,087	$66,946
9 Months ended 09/30/2019	$10,049	$10,826	$12,137	$9,113	$4,557	$3,617	$3,444	$8,889	$62,632

Division Assets:
09/30/2020	$103,011	$105,353	$109,821	$128,107	$71,681	$78,908	$61,285	$97,155	$755,321
12/31/2019	$105,094	$102,952	$109,390	$123,652	$68,269	$73,116	$59,100	$98,875	$740,448

	3 Months Ended 9/30/2020	3 Months Ended 9/30/2019	9 Months Ended 9/30/2020	9 Months Ended 9/30/2019
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$63,039	$63,321	$191,580	$183,095
Corporate finance charges earned, not allocated to divisions	23	41	75	106
Corporate investment income earned, not allocated to divisions	1,690	1,836	5,139	5,508
Timing difference of insurance income allocation to divisions	2,715	2,018	6,545	5,421
Other revenue not allocated to divisions	2	2	7	9
Consolidated Revenues (1)	$67,469	$67,218	$203,346	$194,139

	3 Months Ended 9/30/2020	3 Months Ended 9/30/2019	9 Months Ended 9/30/2020	9 Months Ended 9/30/2019
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$25,485	$21,767	$66,946	$62,632
Corporate earnings not allocated	4,429	3,896	11,765	11,043
Corporate expenses not allocated	(24,516)	(21,246)	(64,910)	(59,169)
Consolidated Income Before Income Taxes	$5,398	$4,417	$13,801	$14,506

Note 1:  Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.